ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
ACQUISITIONS [Abstract]
Schedule of fair value of assets and liabilities acquired
Calculation of consideration transferred

The Company’s shares outstanding	457,980,262
The Company’s closing stock price on February 6, 2015	$0.22
Consideration attributable to common stock	100.8
Pre-existing amount due from Q CELLS Group to SolarOne Group	5.0

Total consideration transferred	95.8

Assets acquired and liabilities assumed

Cash and cash equivalents	70.2
Accounts receivable	156.5
Other current assets	408.3
Fixed assets	614.5
Land use rights	54.9
Other long-term assets	8.9
Total assets acquired	1,313.3

Short-term debt	219.4
Current portion of long-term debt	351.6
Other current liabilities	394.2
Long-term debt, net of current portion	248.6
Other long-term liabilities	4.8
Total liabilities assumed	1,218.6

Total net identifiable assets acquired	94.7
Goodwill arising on acquisition	1.1
Purchase consideration transferred	95.8

Schedule of amount of net sales and net income from the acquisition date
In millions of $

Net revenues	1,280.2
Net income	29.8
Total comprehensive loss	3.9

Schedule of pro forma adjustments based on available information and certain assumptions
In millions of $	For the year ended December 31,
	2014	2015

Net revenues	1,464.1	1,831.3
Net income (loss)	(90.5)	29.8
Income (loss) per share - basic	$(0.02)	$0.01